Document and Entity Information	May 05, 2022
Cover [Abstract]
Entity Registrant Name	C. H. ROBINSON WORLDWIDE, INC.
Amendment Flag	false
Entity Central Index Key	0001043277
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-23189
Entity Tax Identification Number	41-1883630
Entity Address, Address Line One	14701 Charlson Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55347
City Area Code	(952)
Local Phone Number	937-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	CHRW
Security Exchange Name	NASDAQ